Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities
Carrying Amount	€ 11,303	€ 6,301
Total current financial liabilities	1,125	1,561
Total non-current financial liabilities	10,553	5,034
Total financial liabilities	€ 11,678	€ 6,595
Financial debt as % of financial liabilities - current	97.00%	96.00%
Interest rate	1.33%	1.29%	1.25%
Bonds
Financial Liabilities
Carrying Amount	€ 10,204	€ 5,147
Private placements
Financial Liabilities
Carrying Amount	1,041	1,130
Bank loans
Financial Liabilities
Carrying Amount	58	24
Current
Financial Liabilities
Nominal volume	759	1,299
Carrying Amount	768	1,298
Total current financial liabilities	€ 1,125	€ 1,561
Financial debt as % of financial liabilities - current	68.00%	83.00%
Current | Bonds
Financial Liabilities
Nominal volume	€ 750	€ 1,150
Carrying Amount	759	1,149
Current | Private placements
Financial Liabilities
Nominal volume	0	125
Carrying Amount	0	125
Current | Bank loans
Financial Liabilities
Nominal volume	9	24
Carrying Amount	9	24
Non Current
Financial Liabilities
Nominal volume	10,572	4,965
Carrying Amount	10,536	5,002
Total non-current financial liabilities	€ 10,553	€ 5,034
Financial debt as % of financial liabilities - non-current	100.00%	99.00%
Non Current | Bonds
Financial Liabilities
Nominal volume	€ 9,512	€ 4,000
Carrying Amount	9,445	3,997
Non Current | Private placements
Financial Liabilities
Nominal volume	1,011	965
Carrying Amount	1,041	1,005
Non Current | Bank loans
Financial Liabilities
Nominal volume	49	0
Carrying Amount	€ 49	€ 0